                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- JULY 31, 2007*

FUND NAME                                                                                   SAI DATE    FORM #
---------                                                                                   --------   --------
RiverSource(R) Disciplined Small and Mid Cap Equity Fund                                     7/30/07   S-6500 Y
RiverSource Strategic Allocation Fund                                                        7/30/07   S-6500 Y

For RiverSource Disciplined Small and Mid Cap Equity Fund and RiverSource Strategic Allocation Fund - the information under Table 19 has been updated as follows:

                          TABLE 19. PORTFOLIO MANAGERS

------------------------------------------------------------------------------------------------------------------------------------
                                           OTHER ACCOUNTS MANAGED (excluding the fund)
                                   -----------------------------------------------------------  OWNERSHIP   POTENTIAL
                                     NUMBER AND TYPE     APPROXIMATE TOTAL  PERFORMANCE BASED    OF FUND    CONFLICTS   STRUCTURE OF
     FUND       PORTFOLIO MANAGER      OF ACCOUNT*          NET ASSETS         ACCOUNTS(A)       SHARES    OF INTEREST  COMPENSATION
------------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING JULY 31
------------------------------------------------------------------------------------------------------------------------------------
 Disciplined    Dimitris           17 RIC                $3.71 billion
 Small and Mid  Bertsimas          1 PIVs                $113.40 million
 Cap Equity                        10 other accounts     $209.66 million                        None
                                   --------------------  ------------                                         (2)          (30)
                ----------------   3 RICs                $3.24 billion
                Gina Mourtzinou    5 other accounts      $178.76 million
                                   --------------------  ------------       ------------------  --------
                ----------------   2 RICs                $2.10 billion      2 RICs ($2.1 B)     $10,001-
                Steve Kokkotos(c)  1 other account       $11.88 million                         $50,000
------------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING SEPTEMBER 30
------------------------------------------------------------------------------------------------------------------------------------
 Strategic      Tom Murphy         7 RICs                $6.87 billion                          $10,001-
 Allocation                        3 PIVs                $1.15 billion                          $50,000
                                   20 other accounts     $13.41 billion
                ----------------   --------------------  ------------       2 RICs ($1.14 B)    --------
                Jamie Jackson      15 RICs               $17.55 billion                         $10,001-
                                   6 PIVs                $3.32 billion                          $50,000
                                   34 other accounts(b)  $7.65 billion
                ----------------   --------------------  ------------       ------------------  --------
                Scott Kirby        10 RICs               $8.53 billion      2 RICs ($1.14 B);   $10,001-
                                   6 PIVs                $2.11 billion      1 other account     $50,000       (2)          (30)
                                   51 other accounts(b)  $21.91 billion     ($65.92 M)
                ----------------   --------------------  ------------       ------------------  --------
                Dimitris           15 RICs               $2.79 billion                          Over
                Bertsimas          1 PIVs                $118.9 million     4 RICs ($2.24 B)    $1,000,000
                                   11 other accounts(b)  $229.1 million
                                   --------------------  ------------       ------------------  --------
                ----------------   3 RICs                $2.17 billion      3 RICs ($2.17 B)    $100,001-
                Gina Mourtnizou    5 other accounts      $188.6 million                         $500,000
                                   --------------------  ------------       ------------------  --------
                ----------------   1 RIC                 $80.51 million     2 RICS ($1.3 B)     None
                Alex Sauer-Budge   --------------------  ------------                           --------
                ----------------   2 RICs                $137.91 million    ------------------  $100,001-
                Steve Kokkotos(c)  1 other account       $11.88 million     2 RICs ($137.91 M)  $500,000
------------------------------------------------------------------------------------------------------------------------------------

 * RIC refers to Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

 (a) Number of accounts for which the advisory fee paid is based in part or wholly on performance, and the aggregate net assets in those accounts.

 (b) Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.

 (c) The portfolio manager began managing the fund after its last fiscal year end; therefore reporting information is as of June 30, 2007.

The rest of this section remains the same.

--------------------------------------------------------------------------------
S-6500-18 A (7/07)
Valid until next update
*Destroy Aug. 29, 2007